UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2006

Legg Mason Partners

Dividend Strategy Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Dividend Strategy Fund

Semi-Annual Report  •  April 30, 2006

What’s

Inside

Fund Objective

The Fund seeks capital appreciation, principally through investments in dividend-paying stocks.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)i growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3%. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75%. The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

For the six-month period ended April 30, 2006, the U.S. stock market generated solid results, with the S&P 500 Indexiv returning 9.63%. While high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility, investors generally remained focused on the positive economic environment and strong corporate profits.

Legg Mason Partners Dividend Strategy Fund         I

Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000,v Russell Midcapvi and Russell 1000vii Indexes returning 18.91%, 14.35% and 9.92%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 13.27% and 8.19%, respectively, over the reporting period.

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Dividend Strategy Fund, excluding sales charges, returned 9.01%. These shares underperformed the Lipper Large-Cap Core Funds Category Average,1 which increased 9.23% over the same time frame. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 9.63% for the same period.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 months
Dividend Strategy Fund — Class A Shares	9.01%

S&P 500 Index	9.63%

Lipper Large-Cap Core Funds Category Average	9.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Performance figures reflect fee waivers and/or reimbursements, without which the performance would have been lower.
Excluding sales charges, Class 1 shares returned 9.14%, Class B shares returned 8.58% and Class C shares returned 8.64% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 896 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Dividend Strategy Fund

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Prior to April 7, 2006, the Fund operated under the name Smith Barney Dividend Strategy Fund. The Fund’s investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Dividend Strategy Fund         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 25, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund is subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

IV         Legg Mason Partners Dividend Strategy Fund

Fund at a Glance (unaudited)

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	9.14%	$1,000.00	$1,091.40	0.89%	$4.62

Class A	9.01	1,000.00	1,090.10	1.19	6.17

Class B	8.58	1,000.00	1,085.80	1.90	9.83

Class C	8.64	1,000.00	1,086.40	1.80	9.31

(1)	For the six months ended April 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,020.38	0.89%	$4.46

Class A	5.00	1,000.00	1,018.89	1.19	5.96

Class B	5.00	1,000.00	1,015.37	1.90	9.49

Class C	5.00	1,000.00	1,015.87	1.80	9.00

(1)	For the six months ended April 30, 2006.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Shares	Security	Value

COMMON STOCKS — 97.5%
CONSUMER DISCRETIONARY — 6.4%
Hotels, Restaurants & Leisure — 1.3%
300,000	International Game Technology	$11,379,000
658,000	McDonald’s Corp.	22,747,060

	Total Hotels, Restaurants & Leisure	34,126,060

Leisure Equipment & Products — 0.3%
350,000	Hasbro Inc.	6,898,500

Media — 4.1%
905,100	Clear Channel Communications Inc.	25,822,503
300,000	Gannett Co. Inc.	16,500,000
533,100	News Corp., Class B Shares	9,718,413
2,409,200	Pearson PLC	33,357,904
575,000	Regal Entertainment Group, Class A Shares	12,086,500
800,000	Time Warner Inc.	13,920,000

	Total Media	111,405,320

Specialty Retail — 0.7%
450,000	Home Depot Inc.	17,968,500

	TOTAL CONSUMER DISCRETIONARY	170,398,380

CONSUMER STAPLES — 11.9%
Beverages — 1.5%
350,000	Coca-Cola Co.	14,686,000
451,374	PepsiCo Inc.	26,288,022

	Total Beverages	40,974,022

Food & Staples Retailing — 2.0%
1,197,600	Wal-Mart Stores Inc.	53,927,928

Food Products — 5.2%
400,000	Campbell Soup Co.	12,856,000
450,000	General Mills Inc.	22,203,000
400,000	H.J. Heinz Co.	16,604,000
200,000	Kellogg Co.	9,262,000
1,383,400	Kraft Foods Inc., Class A Shares	43,217,416
819,800	Unilever PLC, Sponsored ADR	35,030,054

	Total Food Products	139,172,470

Household Products — 3.2%
1,005,913	Kimberly-Clark Corp.	58,876,088
450,000	Procter & Gamble Co.	26,194,500

	Total Household Products	85,070,588

	TOTAL CONSUMER STAPLES	319,145,008

See Notes to Financial Statements.

4         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

ENERGY — 8.9%
Oil, Gas & Consumable Fuels — 8.9%
1,098,310	BP PLC, Sponsored ADR	$80,967,413
996,637	Chevron Corp.	60,814,790
1,555,919	Exxon Mobil Corp.	98,147,371

	TOTAL ENERGY	239,929,574

EXCHANGE TRADED FUND — 0.5%
400,000	Health Care Select Sector SPDR Fund	12,392,000

FINANCIALS — 13.2%
Capital Markets — 2.9%
100,000	Goldman Sachs Group Inc.	16,029,000
425,000	Merrill Lynch & Co. Inc.	32,410,500
253,000	UBS AG, Registered Shares	29,563,050

	Total Capital Markets	78,002,550

Commercial Banks — 5.2%
1,322,621	Bank of America Corp.	66,025,240
252,900	Wachovia Corp.	15,136,065
873,409	Wells Fargo & Co.	59,994,464

	Total Commercial Banks	141,155,769

Diversified Financial Services — 2.8%
1,650,957	JPMorgan Chase & Co.	74,920,429

Insurance — 2.3%
325,000	Assurant Inc.	15,655,250
911,004	Chubb Corp.	46,953,146

	Total Insurance	62,608,396

	TOTAL FINANCIALS	356,687,144

HEALTH CARE — 16.7%
Health Care Equipment & Supplies — 1.5%
734,299	Baxter International Inc.	27,683,072
250,000	Medtronic Inc.	12,530,000

	Total Health Care Equipment & Supplies	40,213,072

Pharmaceuticals — 15.2%
1,612,209	Abbott Laboratories	68,905,813
300,000	Bristol-Myers Squibb Co.	7,614,000
425,000	Eli Lilly & Co.	22,491,000
987,708	GlaxoSmithKline PLC, Sponsored ADR	56,180,831
1,420,939	Johnson & Johnson	83,281,235
505,200	Novartis AG, Sponsored ADR	29,054,052
2,419,267	Pfizer Inc.	61,280,033
1,655,358	Wyeth	80,566,274

	Total Pharmaceuticals	409,373,238

	TOTAL HEALTH CARE	449,586,310

See Notes to Financial Statements.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 17.3%
Aerospace & Defense — 4.8%
1,543,252	Honeywell International Inc.	$65,588,210
450,000	Raytheon Co.	19,921,500
706,000	United Technologies Corp.	44,343,860

	Total Aerospace & Defense	129,853,570

Air Freight & Logistics — 0.7%
225,000	United Parcel Service Inc., Class B Shares	18,240,750

Building Products — 0.4%
350,000	Masco Corp.	11,165,000

Commercial Services & Supplies — 2.4%
400,000	Pitney Bowes Inc.	16,740,000
500,000	R.R. Donnelley & Sons Co.	16,845,000
850,000	Waste Management Inc.	31,841,000

	Total Commercial Services & Supplies	65,426,000

Electrical Equipment — 3.4%
250,000	American Power Conversion Corp.	5,560,000
249,800	Cooper Industries Ltd., Class A Shares	22,844,210
738,996	Emerson Electric Co.	62,777,710

	Total Electrical Equipment	91,181,920

Industrial Conglomerates — 5.6%
450,000	3M Co.	38,443,500
2,755,166	General Electric Co.	95,301,192
600,000	Tyco International Ltd.	15,810,000

	Total Industrial Conglomerates	149,554,692

	TOTAL INDUSTRIALS	465,421,932

INFORMATION TECHNOLOGY — 5.7%
Computers & Peripherals — 1.5%
200,000	Hewlett-Packard Co.	6,494,000
400,000	International Business Machines Corp.	32,936,000

	Total Computers & Peripherals	39,430,000

IT Services — 1.1%
650,000	Automatic Data Processing Inc.	28,652,000

Semiconductors & Semiconductor Equipment — 0.5%
650,000	Intel Corp.	12,987,000

Software — 2.6%
2,943,835	Microsoft Corp.	71,093,615

	TOTAL INFORMATION TECHNOLOGY	152,162,615

MATERIALS — 10.0%
Chemicals — 6.6%
1,137,846	Dow Chemical Co.	46,207,926
1,689,600	E.I. du Pont de Nemours & Co.	74,511,360

See Notes to Financial Statements.

6         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Chemicals — 6.6% (continued)
1,578,800	Olin Corp.	$32,444,340
350,000	PPG Industries Inc.	23,492,000

	Total Chemicals	176,655,626

Metals & Mining — 1.7%
1,369,926	Alcoa Inc.	46,276,100

Paper & Forest Products — 1.7%
659,744	Weyerhaeuser Co.	46,492,160

	TOTAL MATERIALS	269,423,886

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Capital Markets — 0.3%
510,500	Annaly Mortgage Management Inc.	6,876,435

TELECOMMUNICATION SERVICES — 4.7%
Diversified Telecommunication Services — 3.1%
1,152,266	BellSouth Corp.	38,923,545
1,362,789	Verizon Communications Inc.	45,012,921

	Total Diversified Telecommunication Services	83,936,466

Wireless Telecommunication Services — 1.6%
1,781,100	Vodafone Group PLC, Sponsored ADR	42,212,070

	TOTAL TELECOMMUNICATION SERVICES	126,148,536

UTILITIES — 1.9%
Electric Utilities — 1.1%
468,000	Duke Energy Corp.	13,628,160
410,000	FPL Group Inc.	16,236,000

	Total Electric Utilities	29,864,160

Multi-Utilities — 0.8%
200,000	Ameren Corp.	10,074,000
550,500	NiSource Inc.	11,621,055

	Total Multi-Utilities	21,695,055

	TOTAL UTILITIES	51,559,215

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,196,144,223)	2,619,731,035

See Notes to Financial Statements.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         7

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 2.5%
Repurchase Agreement — 2.5%
$67,608,000	Interest in $604,665,000 joint tri-party repurchase agreement dated 4/28/06 with Deutsche Bank Securities, Inc., 4.790% due 5/1/06; Proceeds at maturity — $67,634,987; (Fully collateralized by various U.S. government agency obligations 0.000% to 22.305% due 2/15/17 to 4/15/36; Market value — $68,960,160) (Cost — $67,608,000)	$67,608,000

	TOTAL INVESTMENTS — 100.0% (Cost — $2,263,752,223#)	2,687,339,035
	Liabilities in Excess of Other Assets — 0.0%	(1,014,716)

	TOTAL NET ASSETS — 100.0%	$2,686,324,319

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

8         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $2,263,752,223)	$2,687,339,035
Receivable for securities sold	15,144,004
Dividends and interest receivable	3,476,111
Receivable for Fund shares sold	834,018
Prepaid expenses	64,160

Total Assets	2,706,857,328

LIABILITIES:
Due to custodian	12,636,096
Payable for Fund shares repurchased	2,699,011
Investment management fee payable	1,463,817
Trustees’ retirement plan	513,925
Distribution fees payable	100,238
Accrued expenses	3,119,922

Total Liabilities	20,533,009

Total Net Assets	$2,686,324,319

NET ASSETS:
Par value (Note 6)	$1,563
Paid-in capital in excess of par value	2,200,015,434
Overdistributed net investment income	(527,656)
Accumulated net realized gain on investments and foreign currency transactions	63,226,178
Net unrealized appreciation on investments and foreign currencies	423,608,800

Total Net Assets	$2,686,324,319

Shares Outstanding:
Class 1	116,931,613

Class A	22,552,310

Class B	16,184,914

Class C	641,411

Net Asset Value:
Class 1 (and redemption price)	$17.39

Class A (and redemption price)	$16.98

Class B *	$16.00

Class C *	$16.94

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 8.50%)	$19.01

Class A (based on maximum sales charge of 5.00%)	$17.87

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         9

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$31,984,445
Interest	2,939,428
Less: Foreign taxes withheld	(163,740)

Total Investment Income	34,760,133

EXPENSES:
Investment management fee (Note 2)	8,109,061
Transfer agent fees (Notes 2 and 4)	4,894,399
Distribution fees (Notes 2 and 4)	1,842,361
Shareholder reports (Note 4)	135,862
Legal fees	75,428
Custody fees	67,722
Trustees’ retirement plan (Note 2)	42,285
Audit and tax	18,555
Registration fees	16,211
Trustees’ fees	16,112
Insurance	15,634
Miscellaneous expenses	6,258

Total Expenses	15,239,888
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(1,367,538)

Net Expenses	13,872,350

Net Investment Income	20,887,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	64,569,993
Foreign currency transactions	(82,882)

Net Realized Gain	64,487,111

Change in Net Unrealized Appreciation/Depreciation From:
Investments	148,115,725
Foreign currencies	21,988

Change in Net Unrealized Appreciation/Depreciation	148,137,713

Net Gain on Investments and Foreign Currency Transactions	212,624,824

Increase in Net Assets From Operations	$233,512,607

See Notes to Financial Statements.

10         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	2006	2005
OPERATIONS:
Net investment income	$20,887,783	$53,297,064
Net realized gain	64,487,111	341,616,032
Change in net unrealized appreciation/depreciation	148,137,713	(332,917,023)

Increase in Net Assets From Operations	233,512,607	61,996,073

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(24,716,846)	(53,029,054)
Net realized gains	(130,993,977)	—

Decrease in Net Assets From Distributions to Shareholders	(155,710,823)	(53,029,054)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	64,811,593	152,796,029
Reinvestment of distributions	155,302,403	52,948,877
Cost of shares repurchased	(301,272,577)	(513,839,987)

Decrease in Net Assets From Fund Share Transactions	(81,158,581)	(308,095,081)

Decrease in Net Assets	(3,356,797)	(299,128,062)
NET ASSETS:
Beginning of period	2,689,681,116	2,988,809,178

End of period*	$2,686,324,319	$2,689,681,116

* Includes undistributed (overdistributed) net investment income of:	$(527,656)	$3,301,407

See Notes to Financial Statements.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         11

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.90		$16.89	$16.36	$14.10	$17.55	$26.52

Income (Loss) From Operations:
Net investment income	0.16		0.34	0.06	0.06	0.05	0.11
Net realized and unrealized gain (loss)	1.33		0.02	0.50	2.20	(3.39)	(6.70)

Total Income (Loss) From Operations	1.49		0.36	0.56	2.26	(3.34)	(6.59)

Less Distributions From:
Net investment income	(0.17)		(0.35)	(0.03)	—	(0.09)	(0.06)
Net realized gains	(0.83)		—	—	—	(0.01)	(2.32)
Return of capital	—		—	—	—	(0.01)	—

Total Distributions	(1.00)		(0.35)	(0.03)	—	(0.11)	(2.38)

Net Asset Value, End of Period	$17.39		$16.90	$16.89	$16.36	$14.10	$17.55

Total Return(3)	9.14%		2.12%	3.41%	16.03%	(19.20)%	(26.67)%

Net Assets, End of Period (millions)	$2,033		$2,036	$2,288	$2,435	$2,303	$3,177

Ratios to Average Net Assets:
Gross expenses	0.92	%(4)	0.94%	0.90%	1.00%	0.90%	0.73%
Net expenses	0.89	(4)(5)	0.94	0.90 (5)	1.00	0.90	0.73
Net investment income	1.70	(4)	1.99	0.36	0.39	0.31	0.55

Portfolio Turnover Rate	16%		135%	35%	69%	38%	27%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

12         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2006(2)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.52		$16.47		$16.03	$13.93	$17.41	$26.41

Income (Loss) From Operations:
Net investment income (loss)	0.13		0.28		(0.05)	(0.06)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	1.30		0.02		0.49	2.16	(3.37)	(6.67)

Total Income (Loss) From Operations	1.43		0.30		0.44	2.10	(3.47)	(6.68)

Less Distributions From:
Net investment income	(0.14)		(0.25)		—	—	—	—
Net realized gains	(0.83)		—		—	—	(0.01)	(2.32)

Total Distributions	(0.97)		(0.25)		—	—	(0.01)	(2.32)

Net Asset Value, End of Period	$16.98		$16.52		$16.47	$16.03	$13.93	$17.41

Total Return(3)	9.01%		1.82%		2.74%	15.08%	(19.94)%	(27.12)%

Net Assets, End of Period (millions)	$383		$378		$404	$414	$352	$425

Ratios to Average Net Assets:
Gross expenses	1.48	%(4)	1.59%		1.59%	1.80%	1.80%	1.34%
Net expenses	1.19	(4)(5)(6)	1.25	(5)(6)	1.58 (5)	1.80	1.80	1.34
Net investment income (loss)	1.40	(4)	1.67		(0.33)	(0.42)	(0.59)	(0.06)

Portfolio Turnover Rate	16%		135%		35%	69%	38%	27%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Class A will not exceed 1.25%.

See Notes to Financial Statements.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)	2006(2)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.62		$15.55		$15.26	$13.38	$16.86	$25.81

Income (Loss) From Operations:
Net investment income (loss)	0.07		0.15		(0.18)	(0.18)	(0.22)	(0.15)
Net realized and unrealized gain (loss)	1.22		0.02		0.47	2.06	(3.25)	(6.48)

Total Income (Loss) From Operations	1.29		0.17		0.29	1.88	(3.47)	(6.63)

Less Distributions From:
Net investment income	(0.08)		(0.10)		—	—	—	—
Net realized gains	(0.83)		—		—	—	(0.01)	(2.32)

Total Distributions	(0.91)		(0.10)		—	—	(0.01)	(2.32)

Net Asset Value, End of Period	$16.00		$15.62		$15.55	$15.26	$13.38	$16.86

Total Return(3)	8.58%		1.09%		1.90%	14.05%	(20.59)%	(27.59)%

Net Assets, End of Period (millions)	$259		$264		$292	$305	$290	$393

Ratios to Average Net Assets:
Gross expenses	2.30	%(4)	2.38%		2.42%	2.66%	2.59%	2.01%
Net expenses	1.90	(4)(5)(6)	2.00	(5)(6)	2.42 (5)	2.66	2.59	2.01
Net investment income (loss)	0.70	(4)	0.93		(1.16)	(1.27)	(1.39)	(0.73)

Portfolio Turnover Rate	16%		135%		35%	69%	38%	27%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Class B will not exceed 2.00%.

See Notes to Financial Statements.

14         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.48		$16.39	$15.98	$13.87	$17.36	$26.41

Income (Loss) From Operations:
Net investment income (loss)	0.08		0.18	(0.08)	(0.04)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	1.29		0.04	0.49	2.15	(3.35)	(6.66)

Total Income (Loss) From Operations	1.37		0.22	0.41	2.11	(3.48)	(6.73)

Less Distributions From:
Net investment income	(0.08)		(0.13)	—	—	—	—
Net realized gains	(0.83)		—	—	—	(0.01)	(2.32)

Total Distributions	(0.91)		(0.13)	—	—	(0.01)	(2.32)

Net Asset Value, End of Period	$16.94		$16.48	$16.39	$15.98	$13.87	$17.36

Total Return(3)	8.64%		1.32%	2.57%	15.21%	(20.05)%	(27.32)%

Net Assets, End of Period (millions)	$11		$12	$5	$6	$5	$5

Ratios to Average Net Assets:
Gross expenses	1.85	%(4)	1.75%	1.77%	1.67%	2.00%	1.65%
Net expenses	1.80	(4)(5)	1.75	1.77 (5)	1.67	2.00	1.65
Net investment income (loss)	0.82	(4)	1.05	(0.51)	(0.29)	(0.80)	(0.37)

Portfolio Turnover Rate	16%		135%	35%	69%	38%	27%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         15

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Dividend Strategy Fund (formerly known as Smith Barney Dividend Strategy Fund) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized

16         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s shareholders approved a

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to the Legg Mason transaction and under the new investment management agreement effective December 1, 2005, the Fund pays the Manager an investment management fee, which was calculated daily and paid monthly at an annual rate of the Fund’s average net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.65%
Next $1 billion	0.60
Next $1 billion	0.55
Next $1 billion	0.50
Over $4 billion	0.45

During the six months ended April 30, 2006, the Fund’s Class A and B shares had voluntary expense limitations in place of 1.25% and 2.00%, respectively. The expense limitations are voluntary and can be terminated at any time.

During the six months ended April 30, 2006, the Manager waived and/or reimbursed a portion of its investment management fee amounting to $1,367,538.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC and Primerica Shareholder Services (‘PSS”), another subsidiary of Citigroup, acted as the Fund’s sub-transfer agents. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC and PSS were responsible for shareholder recordkeeping and financial processing for all shareholder accounts and were paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $4,709,803 to CTB. In addition, for the period ended April 30, 2006, the Fund also paid $748 to other Citigroup affiliates for shareholder recordkeeping services.

The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”) and PFS Investments Inc. (“PFS”), both subsidiaries of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM, PFS and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

There is a maximum initial sales charge of 8.50% and 5.00% for Class 1 and A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00%

18         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended April 30, 2006, LMIS, PFS, and CGM and its affiliates received sales charges of approximately $298,000 and $106,000 on sales of the Fund’s Class 1 and A shares, respectively. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS, PFS, and CGM and its affiliates were approximately:

	Class B	Class C
CDSCs	$40,000	$0	*
*	Amount represents less than $1,000.

The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other Trustees received full payments under the Plan.

Certain of the Trustees are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee’s compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. The Fund’s allocable share of the liability of the Plan at April 30, 2006 amounted to $513,925.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$410,685,092

Sales	483,261,068

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$457,586,888
Gross unrealized depreciation	(34,000,076)

Net unrealized appreciation	$423,586,812

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Plan, the Fund pays a distribution and/or service fee calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, B and C shares, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	—	$2,911,727	$77,997
Class A	$471,016	1,104,262	31,931
Class B	1,313,540	866,894	24,655
Class C	57,805	11,516	1,279

Total	$1,842,361	$4,894,399	$135,862

5.	Distributions to Shareholders by Class

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Net Investment Income
Class 1	$20,059,583	$45,181,608
Class A	3,250,344	5,985,541
Class B	1,350,345	1,774,264
Class C	56,574	87,641

Total	$24,716,846	$53,029,054

Net Realized Gains
Class 1	$97,978,558	$—
Class A	18,607,094	—
Class B	13,813,604	—
Class C	594,721	—

Total	$130,993,977	$—

20         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At April 30, 2006, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,736,246	$29,426,372	3,684,479	$63,376,734
Shares issued on reinvestment	7,152,386	118,038,126	2,626,852	45,181,679
Shares repurchased	(12,390,812)	(209,860,126)	(21,309,772)	(366,287,669)

Net Decrease	(3,502,180)	$(62,395,628)	(14,998,441)	$(257,729,256)

Class A
Shares sold	1,413,058	$23,378,109	2,970,354	$49,950,860
Shares issued on reinvestment	1,343,936	21,634,139	353,338	5,931,468
Shares repurchased	(3,042,269)	(50,253,025)	(5,002,406)	(84,035,001)

Net Decrease	(285,275)	$(5,240,777)	(1,678,714)	$(28,152,673)

Class B
Shares sold	747,046	$11,644,862	1,918,556	$30,498,342
Shares issued on reinvestment	994,177	15,064,904	111,435	1,762,022
Shares repurchased	(2,470,874)	(38,537,863)	(3,879,398)	(61,601,899)

Net Decrease	(729,651)	$(11,828,097)	(1,849,407)	$(29,341,535)

Class C
Shares sold	22,037	$362,250	534,773	$8,970,093
Shares issued on reinvestment	35,261	565,234	4,422	73,708
Shares repurchased	(158,954)	(2,621,563)	(114,430)	(1,915,418)

Net Increase (Decrease)	(101,656)	$(1,694,079)	424,765	$7,128,383

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC

22         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule l2b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Funds’ investment managers believe the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

24         Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes for the matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

New Management Agreement	1,304,511,472.432	32,169,243.360	108,259,638.577	536,361.580

Legg Mason Partners Dividend Strategy Fund 2006 Semi-Annual Report         25

Legg Mason Partners Dividend Strategy Fund

TRUSTEES

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Scott K. Glasser
Vice President and

Investment Officer

Peter J. Hable

Vice President and
Investment Officer

Ted P. Becker

Chief Compliance Officer

John Chiota

Chief Anti-Money Laundering

Compliance Officer

OFFICERS (continued)

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC
PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Dividend Strategy Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD02328 6/06	SR06-49

Legg Mason Partners Dividend Strategy Fund

The Fund is a series of the Legg Mason Partners Investment Series, a Massachusetts business trust.

LEGG MASON PARTNERS DIVIDEND STRATEGY FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Investment Series – Smith Barney Dividend Strategy Fund name.

ITEM 2.	CODE OF ETHICS.

  Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

  Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

  Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Series

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Series

Date:	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Series

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Investment Series

Date:	July 7, 2006